Intangible Assets - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognized	$ 0	$ 0
Computer Software
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives	3 years